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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

                   ANNUAL REPORT OF PROXY RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07567

                 STATE STREET NAVIGATOR SECURITIES LENDING TRUST
               (Exact name of registrant as specified in charter)

                          One Lincoln Street, 4th Floor
                           Boston, Massachusetts 02111
                    (Address of principal executive offices)

                    Thomas Reyes, Vice President and Counsel
                       State Street Bank and Trust Company
                        2 Avenue de Lafayette, 6th Floor
                           Boston, Massachusetts 02111
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 662-3967

Date of fiscal year end: December 31

Date of reporting period: July 1, 2005 - June 30, 2006

ITEM 1. PROXY VOTING RECORD

There was no proxy voting for State Street Navigator Securities Lending Prime Portfolio, the only operational series of the Registrant, for the most recent twelve-month period ended June 30, 2006.
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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST


By: /s/ Craig V. Starble
    ---------------------------------
    Craig V. Starble
    President
    August 24, 2006